UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY                   10167

(Address of principal executive offices)    (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-480-4111

Date of fiscal year end:    December 31

Date of reporting period:        July 1, 2006 through June 30, 2007

Item 1. Proxy Voting Record.

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FORM N-Px REPORT
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ICA File Number: 811-21044

Reporting Period: 07/01/2006 - 06/30/2007

UM Investment Trust

==== UNDISCOVERED MANAGERS MULTI-STRATEGY ====

BP CAPITAL ENERGY EQUITY FUND, LP

Ticker: NULL	Security ID: NA
Meeting Date: JAN 3, 2007	Meeting Type: Special
Record Date: JAN 3, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	To approve the Amended and Restated	FOR	FOR	Management
Agreement of Limited Partnership of BP
Capital Energy Equity International
Holdings I, LP.

CONTRA STRATEGIC SHORT FUND, LP

Ticker: NULL	Security ID: NA
Meeting Date: NOV 10, 2006	Meeting Type: Special
Record Date: MAY 2, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent of the assignment of the IM to an	FOR	FOR	Management
IM without David Rocker.
2	Withdrawal from SEC registration.	FOR	FOR	Management

DAFNA FUND LLC

Ticker: NULL	Security ID: NA
Meeting Date: JUN 20, 2007	Meeting Type: Special
Record Date: JUN 20, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Conversion of Fund to Limited Partnership	FOR	FOR	Management

GLENROCK GLOBAL PARTNERS (QP) LP

Ticker: NULL	Security ID: NA
Meeting Date: NOV 21, 2006	Meeting Type: Special
Record Date: NOV 21, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent to flat 1.5% Management Fee.	FOR	FOR	Management
2	Extend notice period for redemptions to	FOR	FOR	Management
90 days from 30.

========== END NPX REPORT ==========

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust

By (Signature and Title)	/s/ George C. W. Gatch

George C.W. Gatch, President

Date	August 28, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C. W. Gatch
George C.W. Gatch, President

Date	August 28, 2007

* Print the name and title of each signing officer under his or her signature.